Fair Value Measurements Fair Value Measurements (Fair Value Measurements of Assets and Liabilities) (Details) (USD $) In Millions	Jul. 02, 2011	Dec. 25, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets Measured on Recurring Basis	$ 24.0	$ 46.3
Fair Value Liabilities Measured on Recurring Basis	35.5	40.8
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money Market Funds, Fair Value	9.2	30.2
Significant Other Observable Inputs (Level 2) | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money Market Funds, Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money Market Funds, Fair Value	0	0
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money Market Funds, Fair Value	9.2	30.2
Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreign Currency Derivative Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets, fair value	0	0
Significant Other Observable Inputs (Level 2) | Foreign Currency Derivative Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets, fair value	14.8	16.1
Significant Unobservable Inputs (Level 3) | Foreign Currency Derivative Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets, fair value	0	0
Foreign Currency Derivative Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets, fair value	14.8	16.1
Derivative, liabilities, fair value	17.6	17.7
Foreign Currency Derivative Contracts [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, liabilities, fair value	0	0
Foreign Currency Derivative Contracts [Member] | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, liabilities, fair value	17.6	17.7
Foreign Currency Derivative Contracts [Member] | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, liabilities, fair value	0	0
Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, liabilities, fair value	17.9	23.1
Interest Rate Swap [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, liabilities, fair value	0	0
Interest Rate Swap [Member] | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, liabilities, fair value	17.9	23.1
Interest Rate Swap [Member] | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, liabilities, fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets Measured on Recurring Basis	9.2	30.2
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Liabilities Measured on Recurring Basis	0	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets Measured on Recurring Basis	14.8	16.1
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Liabilities Measured on Recurring Basis	35.5	40.8
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets Measured on Recurring Basis	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Liabilities Measured on Recurring Basis	$ 0	$ 0